Basis of Presentation (Tables)	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life

Buildings and improvements	3-40 years
Machinery and equipment	3-13 years
Furniture and fixtures	3-7 years